FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
FINANCIAL ASSETS
Cash and cash equivalents	$ 4,379	$ 2,441	$ 2,272	$ 2,343
Certificates of deposit	1,843	350
Investment securities - available for sale	132,780	128,811
Investment securities - held to maturity	3,995	6,181
Mortgage-backed securities - held to maturity	108,331	115,857
Net loans receivable	90,588	84,675
Accrued interest receivable	1,219	1,225
FHLB stock	7,010	7,161
Bank owned life insurance	4,789	4,668
Deposits
Savings accounts	43,740	44,727
Money market accounts	19,958	21,087
Certificates of deposit	37,361
FHLB advances - fixed rate	15,000
FHLB advances - variable rate	85,000
FHLB short-term advances	70,828	171,403
Accrued interest payable	823	380
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	107,448	114,899
Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	883	958
Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	4,379	2,441
Certificates of deposit	1,843	350
Investment securities - held to maturity
Net loans receivable
Accrued interest receivable	1,219	1,225
FHLB stock	7,010	7,161
Bank owned life insurance	4,789	4,668
Deposits
Non-interest-bearing accounts	19,770	18,436
Interest-earning checking	23,541	24,459
Savings accounts	43,740	44,727
Money market accounts	19,958	21,087
Certificates of deposit
Advance payments by borrowers for taxes and insurance	2,065	1,938
FHLB advances - fixed rate
FHLB advances - variable rate	85,000
FHLB short-term advances	70,828	171,403
Accrued interest payable	823	380
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - held to maturity	4,080	6,125
Net loans receivable
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
Interest-earning checking
Savings accounts
Money market accounts
Certificates of deposit
Advance payments by borrowers for taxes and insurance
FHLB advances - fixed rate
FHLB advances - variable rate
FHLB short-term advances
Accrued interest payable
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	107,832	115,733
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - held to maturity
Net loans receivable	92,062	84,319
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
Interest-earning checking
Savings accounts
Money market accounts
Certificates of deposit	37,359	34,053
Advance payments by borrowers for taxes and insurance
FHLB advances - fixed rate	14,323
FHLB advances - variable rate
FHLB short-term advances
Accrued interest payable
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	876	1,111
Carrying (Reported) Amount, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Cash and cash equivalents	4,379	2,441
Certificates of deposit	1,843	350
Investment securities - held to maturity	3,995	6,181
Net loans receivable	90,588	84,675
Accrued interest receivable	1,219	1,225
FHLB stock	7,010	7,161
Bank owned life insurance	4,789	4,668
Deposits
Non-interest-bearing accounts	19,770	18,436
Interest-earning checking	23,541	24,459
Savings accounts	43,740	44,727
Money market accounts	19,958	21,087
Certificates of deposit	37,361	34,376
Advance payments by borrowers for taxes and insurance	2,065	1,938
FHLB advances - fixed rate	15,000
FHLB advances - variable rate	85,000
FHLB short-term advances	70,828	171,403
Accrued interest payable	823	380
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	107,448	114,899
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	883	958
Portion at Fair Value, Fair Value Disclosure [Member]
FINANCIAL ASSETS
Cash and cash equivalents	4,379	2,441
Certificates of deposit	1,843	350
Investment securities - held to maturity	4,080	6,125
Net loans receivable	92,062	84,319
Accrued interest receivable	1,219	1,225
FHLB stock	7,010	7,161
Bank owned life insurance	4,789	4,668
Deposits
Non-interest-bearing accounts	19,770	18,436
Interest-earning checking	23,541	24,459
Savings accounts	43,740	44,727
Money market accounts	19,958	21,087
Certificates of deposit	37,359	34,053
Advance payments by borrowers for taxes and insurance	2,065	1,938
FHLB advances - fixed rate	14,323
FHLB advances - variable rate	85,000
FHLB short-term advances	70,828	171,403
Accrued interest payable	823	380
Portion at Fair Value, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	107,832	115,733
Portion at Fair Value, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	$ 876	$ 1,111